RULE 497 Filing

On behalf of Guggenheim BulletShares 2018 Corporate Bond ETF, Guggenheim BulletShares 2019 Corporate Bond ETF and Guggenheim BulletShares 2020 Corporate Bond ETF (the “Funds”), each a series of Claymore Exchange-Traded Fund Trust, and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information. The interactive data file included as an exhibit to this filing relates to the prospectus filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(c) on March 27, 2012 (Accession No. 0000891804-12-000471), which is incorporated by reference into this Rule 497 Filing.